Summary of Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Class A ordinary shares reflected in the condensed balance sheets
Gross proceeds	$115,000,000
Less:
Class A ordinary shares issuance costs	(6,750,445)
Plus:
Accretion of carrying value to redemption value	6,750,445
Class A ordinary shares subject to possible redemption	$115,000,000

Schedule of basic and diluted net loss per ordinary share
	For The Period From August 13, 2020 (inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(63,409)	$(27,429)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	6,232,090	2,695,896

Basic and diluted net loss per ordinary share	$(0.01)	$(0.01)

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from August 13, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(1,685,772)	$(406,253)	$(1,869,999)	$(450,650)	$—	$(5,000)
Denominator:
Basic and diluted weighted average shares outstanding	11,930,000	2,875,000	11,930,000	2,875,000	—	2,500,000
Basic and diluted net loss per ordinary share	$(0.14)	$(0.14)	$(0.16)	$(0.16)	$—	$(0.00)